Cash and cash equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents
Other cash equivalents	€ 70,655	€ 17,933	€ 16,798
Cash at bank and at hand	25,908	8,985	69,939
Cash and cash equivalents	€ 96,564	€ 26,918	€ 86,736	€ 86,553